Divestment (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Reconciliation of Cash Proceeds from Disposition of Stock in Subsidiary
The table below reconciles the cash proceeds from the divested stake in ASMPT:

Gross proceeds	420,409
Paid fees, stamp duty and other expenses	(7,213)
Net proceeds	413,196
Currency translation differences	1,232
Cash balance ASMPT upon sale	(116,174)
Net cash on disposal ASMPT	298,254

Equity Method Investments
Reporting ASMI share in net earnings of ASMPT in the consolidated statement of operations:

Year ended December 31, 2013
Result investments and associates:
ASMI share net earnings March 16 - December 31, 2013	23,727
Realized gain on sale 11.88% ASMPT shares	242,838
Unrealized remeasurement gain on retained 40.08% ASMPT shares	1,155,625
Impairment loss	(335,406)
Amortization other intangible assets and fair value changes from PPA	(56,652)
Reported on line result investments and associates	1,030,132
Reporting of ASMI's share in associates in the consolidated balance sheet:

December 31, 2013
Associates:
ASMI share (39.94%) in equity value ASMPT	264,384
Recognized other intangible assets and fair value changes from PPA	188,985
Goodwill	517,761
Total value investment in ASMPT	971,130
Deferred value related to the use of the trade name "ASM"	(27,454)
Total value reported on line investments and associates	943,676

Summarized 100% earnings information for ASMPT equity method investment excluding basis adjustments:

Year ended December 31, 2013
Net sales	1,051,376
Income before income tax	65,269
Net earnings	53,244

Summarized 100% balance sheet information for ASMPT equity method investment excluding basis adjustments:

December 31, 2013
Current assets	749,924
Non-current assets	254,525
Current liabilities	308,922
Non-current liabilities	33,287
Equity	662,240